INCOME TAXES	12 Months Ended
Jan. 31, 2022
Income Tax Disclosure [Abstract]
INCOME TAXES [Text Block]

19. INCOME TAXES

The Company is a Canadian resident company, as defined in the Income Tax Act (Canada) (the "ITA"), for Canadian income tax purposes.  However, it has subsidiaries that are treated as United States corporations for US federal income tax purposes per the Internal Revenue Code (US) ("IRC") and are thereby subject to federal income tax on their worldwide income.  As a result, the Company is subject to taxation both in Canada and the United States.

The components of the income tax provision for the years ended January 31, 2022 and 2021 include:

	January 31, 2022	January 31, 2021
	$	$
Current
Canadian	-	-
US Federal	3,425,756	2,366,046
Total current income tax expense	3,425,756	2,366,046

Deferred
Canadian	-	-
US Federal	547,490	602,087
Total deferred income tax recovery	547,490	602,087

Total income tax expense	3,973,246	2,968,133

The domestic and foreign components of Income (loss) before provision for income taxes consisted of the following:

	January 31, 2022	January 31, 2021
	$	$
Canadian	6,985,670	(11,678,406)
US Federal	10,146,371	10,044,967
Income (loss) before income taxes	17,132,041	(1,633,439)

A reconciliation of the statutory income tax rate percentage to the effective tax rate for the years ended January 31, 2022 and 2021 is as follows:

	January 31, 2022	January 31, 2021
	$	$
Income (loss) for the year	17,132,041	(1,633,439)
Statutory rate	27%	27%

Income tax expense (recovery) at statutory rate	4,625,652	(441,029)
Non-deductible expenditures and non-taxable revenues	1,530,604	1,842,777
Foreign tax rate differential	(608,783)	(602,698)
Change in valuation allowance	(654,621)	737,667
Adjustment to provision versus statutory tax returns	(919,606)	1,431,416
	3,973,246	2,968,133

The significant components of the Company's deferred tax assets as follows at January 31, 2022 and 2021:

	January 31, 2022	January 31, 2021
	$	$
Deferred tax assets
Share issuance costs and financing fees	254,662	505,035
Allowable capital losses	140,224	138,421
Non-capital losses	4,409,825	3,834,262
Intangible assets	940,967	816,736
Mineral resource properties	-	983,977
Right of use assets and lease liabilities, net	98,352	63,032
Goodwill	-	-
Reclamation obligation	14,923	14,852
Total deferred tax assets	5,858,953	6,356,315
Valuation allowance	(4,919,214)	(5,573,835)
Total net deferred tax assets	939,739	782,480

Deferred tax liabilities
Property and equipment	(930,715)	(225,966)
Net deferred tax asset	9,024	556,514

Realization of deferred tax assets associated with the net operating loss carryforwards is dependent upon generating sufficient taxable income prior to their expiration. A valuation allowance to reflect management's estimate of the net operating loss carryforwards that may expire prior to their utilization has been recorded at January 31, 2022.

As of January 31, 2022, the Company has $16.3 million of Canadian non-capital loses which expire between 2026 and 2042, and Canadian capital losses of $1 million with no expiry date.  The Company determined a valuation allowance was applicable for the full amount of the available Canadian losses and for the other Canadian deferred tax assets.

As the Company operates in the cannabis industry, the Company is subject to the limits of Internal Revenue Code ("IRC") Section 280E for US federal income tax purposes as well as state income tax purposes for all states except for California and Colorado. Under IRC Section 280E, the Company is only allowed to deduct expenses directly related to costs of goods sold. This results in permanent differences between ordinary and necessary business expenses deemed non-allowable under IRC Section 280E.

Management assesses the available positive and negative evidence to estimate whether sufficient future taxable income will be generated to permit use of the existing deferred tax assets.  A significant piece of objective negative evidence evaluated was the cumulative loss incurred by the Canadian entity over the three-year period ended January 31, 2022.  Such objective evidence limits the ability to consider other subjective evidence, such as our projections for future growth.

On the basis of this evaluation, as of January 31, 2022, a valuation allowance of $4,919,214 ($5,573,835 in 2021) has been recorded to recognize only the portion of the deferred tax asset that is more likely than not to be realized.  The amount of the deferred tax asset considered realizable, however, could be adjusted if estimates of future taxable income during the carryforward period are reduced or increased or if objective negative evidence in the form of cumulative losses is no longer present and additional weight is given to subjective evidence such as our projections for growth.

The Company recognizes benefits from uncertain tax positions based on the cumulative probability method whereby the largest benefit with a cumulative probability of greater than 50% is recorded. An uncertain tax position is not recognized if it has less than a 50% likelihood of being sustained.  As of January 31, 2022, and January 31, 2021, the Company has not recorded any uncertain tax assets or liabilities.

The Company does not expect that uncertain tax benefits will materially change in the next 12 months.  The Company is subject to taxation in Canada and the United States. As of January 31, 2022, tax years for 2019, 2020, and 2021 are subject to examination by the tax authorities.  The 2018 tax year is also subject to investigation in Canada.